Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swap Derivatives
US-dollar interest rate swap derivative agreements are as follows:

As of December 31, 2012
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
1,100	January 2, 2012	January 2, 2014	1.71%
500	January 2, 2014	January 2, 2016	1.02%
______________________________

(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

As of December 31, 2011
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
800	April 2, 2007	January 2, 2012	4.92%
400	January 2, 2008	January 2, 2012	4.33%
200	April 2, 2009	January 2, 2012	1.92%
1,100	January 2, 2012	January 2, 2014	1.71%
______________________________

(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

Schedule of Interest Rate Swap Activity Recorded in the Consolidated Financial Statements
Interest rate swap activity is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Hedging activities - Interest expense	(15)	(59)	(68)
Ineffective portion - Other income (expense), net	—	—	—

Schedule of Notional Amounts of Net Foreign Exchange Exposure by Currency

2013 Maturity
(In $ millions)
Currency
Euro	(222)
British pound sterling	(27)
Chinese renminbi	(258)
Mexican peso	5
Singapore dollar	45
Canadian dollar	61
Japanese yen	(3)
Brazilian real	(14)
Swedish krona	(14)
Other	5
Total	(422)

Schedule of Notional Amounts of Foreign Currency Derivatives	Gross notional values of the foreign currency forwards and swaps are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Total	902	896

Schedule of Changes in Fair Value of Derivatives
Information regarding changes in the fair value of the Company’s derivative agreements is as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011				Year Ended December 31, 2010
	Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)
	(In $ millions)
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	(12)	(1)	(15)	(2)	(24)	(3)	(59)	(2)	(31)	(4)	(68)	(2)
Derivatives Not Designated as Hedges
Interest rate swaps	—		(5)	(5)	—		—		—		—
Foreign currency forwards and swaps	—		(6)	(6)	—		16	(6)	—		33	(6)
Total	(12)		(26)		(24)		(43)		(31)		(35)
______________________________

(1)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $3 million of tax expense recognized in Other comprehensive income (loss).

(2)	Amount represents reclassification from Accumulated other comprehensive income (loss), net and is included in Interest expense in the consolidated statements of operations.

(3)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $10 million of tax expense recognized in Other comprehensive income (loss).

(4)	Amount excludes $5 million of gains associated with the Company’s equity method investments’ derivative activity and $15 million of tax expense recognized in Other comprehensive income (loss).

(5)	Included in Interest expense in the consolidated statements of operations.

(6)	Included in Foreign exchange gain (loss), net for operating activity or Other income (expense), net for non-operating activity in the consolidated statements of operations.